Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Commitments
2014	$ 72,195,000
2015	60,605,000
2016	33,527,000
2017	15,279,000
2018	1,764,000
Thereafter	7,353,000
Total obligations	190,723,000
Program obligations	6,300,000
Rent expense	5,800,000		2,500,000	1,500,000
Operating Leases and Agreements
Commitments
2014	45,076,000
2015	33,930,000
2016	16,140,000
2017	12,146,000
2018	1,611,000
Thereafter	7,139,000
Total obligations	116,042,000
Syndicated Television Programming
Commitments
2014	27,119,000	[1]
2015	26,675,000	[1]
2016	17,387,000	[1]
2017	3,133,000	[1]
2018	153,000	[1]
Thereafter	214,000	[1]
Total obligations	74,681,000	[1]
LIN Television
Commitments
2014	72,195,000
2015	60,605,000
2016	33,527,000
2017	15,279,000
2018	1,764,000
Thereafter	7,353,000
Total obligations	190,723,000
Rent expense	5,800,000		2,500,000	1,500,000
LIN Television | Operating Leases and Agreements
Commitments
2014	45,076,000
2015	33,930,000
2016	16,140,000
2017	12,146,000
2018	1,611,000
Thereafter	7,139,000
Total obligations	116,042,000
LIN Television | Syndicated Television Programming
Commitments
2014	27,119,000	[1]
2015	26,675,000	[1]
2016	17,387,000	[1]
2017	3,133,000	[1]
2018	153,000	[1]
Thereafter	214,000	[1]
Total obligations	74,681,000	[1]
Program obligations	$ 6,300,000

[1]	Includes $6.3 million of program obligations recorded on our consolidated balance sheet as of December 31, 2013.